Employee Benefit Plan, Tax Status - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Status	Tax Status
Effective May 4, 2022, the Plan Sponsor adopted a pre-approved plan provided by Fidelity. Fidelity obtained a letter dated June 30, 2020, in which the IRS stated its opinion that the form of the Fidelity pre-approved plan is acceptable under Section 401 of the Internal Revenue Code (“IRC”) for use by employers for the benefit of their employees. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is still qualified. Accordingly, no provision for income taxes has been included in the Plan's financial statements.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability (or asset) if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by a taxing authority. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Tax Status	Tax Status
Effective May 4, 2022, the Plan Sponsor adopted a pre-approved plan provided by Fidelity. Fidelity obtained a letter dated June 30, 2020, in which the IRS stated its opinion that the form of the Fidelity pre-approved plan is acceptable under Section 401 of the Internal Revenue Code (“IRC”) for use by employers for the benefit of their employees. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is still qualified. Accordingly, no provision for income taxes has been included in the Plan's financial statements.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability (or asset) if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by a taxing authority. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.